OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2010

Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited)

				Bank Loan
				Ratings†
				(Unaudited)
Principle Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
SENIOR LOANS*: 126.1%
Aerospace & Defense: 1.6%
			Avio Group	NR	NR
	$556,314		Term Loan, 5.243%, maturing December 13, 2014			$370,505
EUR	708,333		Term Loan, 5.903%, maturing December 13, 2014			600,529
	$590,346		Term Loan, 5.868%, maturing December 13, 2015			393,170
EUR	708,333		Term Loan, 6.528%, maturing December 13, 2015			600,529
			Delta Airlines, Inc.	Ba2	BB-
	$2,970,000		Term Loan, 4.588%, maturing April 30, 2012			2,023,313
			Delta Airlines, Inc.	B2	B
5,949,899			Term Loan, 5.831%, maturing April 30, 2014			3,052,298
			McKechnie Aerospace DE, Inc.	B1	B+
1,234,375			Term Loan, 3.440%, maturing May 11, 2014			922,695
			United Airlines, Inc.	B3	B+
4,487,409			Term Loan, 3.438%, maturing February 01, 2014			2,131,519
						10,094,558
Automobile: 1.3%
			Dollar Thrifty Automotive Group, Inc.	B3	B-
712,500			Term Loan, 3.436%, maturing June 15, 2014			213,750
			Ford Motor Company	B1	CCC+
10,659,010		(3)	Term Loan, 4.430%, maturing December 16, 2013			4,356,870
			KAR Holdings, Inc.	Ba3	B+
4,785,568			Term Loan, 6.020%, maturing October 18, 2013			2,923,183
			Oshkosh Truck Corporation	Ba3	BB+
1,467,215			Term Loan, 4.197%, maturing December 06, 2013			939,018
						8,432,821
Beverage, Food & Tobacco: 2.3%
			ARAMARK Corporation	Ba3	BB
3,930,000			Term Loan, 5.637%, maturing January 26, 2014			3,147,930
712,341			Term Loan, 5.637%, maturing January 26, 2014			570,585
107,256			Term Loan, 5.637%, maturing January 26, 2014			85,912
			Pinnacle Foods Holding Corporation	B2	B
7,603,750			Term Loan, 6.423%, maturing April 02, 2014			5,221,244
			Sturm Foods, Inc.	B2	B
2,955,000			Term Loan, 6.000%, maturing January 31, 2014			1,780,388
			United Biscuits	NR	NR
GBP	1,000,000		Term Loan, 7.419%, maturing December 14, 2014			1,018,678
EUR	775,940		Term Loan, 7.660%, maturing December 14, 2014			651,858
			Van Houtte, Inc.	Ba3	BB-
	$1,086,250		Term Loan, 6.262%, maturing July 19, 2014			757,659
148,125			Term Loan, 6.262%, maturing July 19, 2014			103,317
			Wm. Wrigley Jr. Company	NR	BBB
1,500,000			Term Loan, 7.750%, maturing October 06, 2014			1,401,308
						14,738,879
Buildings & Real Estate: 1.4%
			Contech Construction Products, Inc.	B1	BB
2,594,631			Term Loan, 4.180%, maturing January 31, 2013			1,608,671
			Custom Building Products, Inc.	Ba3	BB-
3,649,828			Term Loan, 4.309%, maturing October 29, 2011			2,408,886
			John Maneely Company	B2	B+
4,441,416			Term Loan, 7.628%, maturing December 09, 2013			2,882,479
			KCPC Acquisition, Inc.	Ba2	B-
529,286			Term Loan, 3.688%, maturing May 22, 2014			375,793
189,655			Term Loan, 6.063%, maturing May 22, 2014			134,655

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principle Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Buildings & Real Estate (continued)
			LaFarge Roofing	NR	NR
$169,425			Term Loan, 5.887%, maturing June 14, 2015			$64,664
EUR	441,573		Term Loan, 7.267%, maturing June 14, 2015			214,173
EUR	180,337		Term Loan, 7.267%, maturing June 14, 2015			87,467
$171,654			Term Loan, 6.137%, maturing March 14, 2016			65,515
EUR	409,551		Term Loan, 7.517%, maturing March 14, 2016			198,641
EUR	210,674		Term Loan, 7.517%, maturing March 14, 2016			102,182
			Shea Capital I, LLC	Caa2	BB-
$160,317			Term Loan, 4.724%, maturing October 27, 2011			48,095
			Tishman Speyer	Ba2	B+
2,000,000			Term Loan, 3.230%, maturing December 27, 2012			800,000
						8,991,221
Cargo Transport: 1.4%
			Baker Tanks, Inc.	B1	B
3,447,500			Term Loan, 3.671%, maturing May 08, 2014			1,809,937
			Dockwise Transport, N.V.	NR	NR
1,368,524			Term Loan, 6.012%, maturing January 11, 2015			848,485
1,000,000			Term Loan, 6.012%, maturing January 11, 2015			620,000
1,000,000			Term Loan, 6.637%, maturing January 11, 2016			620,000
1,368,524			Term Loan, 6.637%, maturing January 11, 2016			848,485
750,000			Term Loan, 8.262%, maturing July 11, 2016			356,250
700,000			Term Loan, 8.262%, maturing October 20, 2016			332,500
		(1)	Gainey Corporation	NR	NR
1,124,379		(2)	Term Loan, 7.094%, maturing April 20, 2012			140,547
			Inmar, Inc.	B1	B
682,033			Term Loan, 3.690%, maturing April 29, 2013			531,985
			Kenan Advantage Group, Inc.	B3	B+
292,890			Term Loan, 6.762%, maturing December 16, 2011			197,701
			TNT Logistics	Ba2	BB-
1,892,409			Term Loan, 5.046%, maturing November 04, 2013			1,207,987
723,070			Term Loan, 6.762%, maturing November 04, 2013			520,611
			US Shipping Partners, L.P.	Caa2	CCC
1,786,152			Term Loan, 7.262%, maturing March 31, 2012			714,461
						8,748,949
Cellular: 0.2%
			Cricket Communications, Inc.	Ba2	B+
1,895,457			Term Loan, 7.262%, maturing June 16, 2013			1,563,161
						1,563,161
Chemicals, Plastics & Rubber: 6.7%
			AZ Chem US, Inc.	B1	BB-
EUR	710,707		Term Loan, 5.673%, maturing February 28, 2013			541,899
			Borsodchem Nyrt.	NR	NR
EUR	804,394		Term Loan, 7.656%, maturing March 26, 2015			678,075
EUR	804,394		Term Loan, 8.156%, maturing March 26, 2016			678,075
			Brenntag Holding GmbH & Co. KG	B1	B+
$1,767,273			Term Loan, 5.071%, maturing January 17, 2014			1,281,273
5,432,727			Term Loan, 5.071%, maturing January 17, 2014			3,938,727
			Celanese	Ba2	BB+
5,442,334			Term Loan, 4.350%, maturing April 02, 2014			4,190,597
			Cristal Inorganic Chemicals, Inc.	Ba3	B-
3,672,250			Term Loan, 6.012%, maturing May 15, 2014			2,258,434
			Cristal Inorganic Chemicals, Inc.	B3	CCC-
1,150,000			Term Loan, 9.512%, maturing November 15, 2014			517,500
			Hawkeye Renewables, LLC	B3	NR
3,626,591			Term Loan, 7.305%, maturing June 30, 2012			1,305,573
			Hexion Specialty Chemicals, Inc.	Ba3	B
980,000			Term Loan, 5.500%, maturing May 05, 2013			534,100
1,746,000			Term Loan, 6.176%, maturing May 05, 2013			951,570
1,712,252			Term Loan, 6.063%, maturing May 06, 2013			933,178
7,886,222			Term Loan, 6.188%, maturing May 06, 2013			4,297,991

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Chemicals, Plastics & Rubber (continued)
		Ineos US Finance, LLC	B2	B
$2,843,532		Term Loan, 5.932%, maturing December 16, 2012			$1,613,704
2,672,783		Term Loan, 5.950%, maturing December 16, 2013			1,321,357
EUR	762,825	Term Loan, 7.775%, maturing December 23, 2013			479,246
EUR	134,871	Term Loan, 7.775%, maturing December 23, 2013			84,733
EUR	762,347	Term Loan, 8.275%, maturing December 23, 2013			489,239
$2,671,655		Term Loan, 6.450%, maturing December 23, 2014			1,349,186
EUR	134,811	Term Loan, 8.275%, maturing December 23, 2014			86,515
		ISP Chemco, Inc.	Ba3	BB-
$3,937,500		Term Loan, 3.413%, maturing June 04, 2014			2,959,689
		Kraton Polymers, LLC	B1	B
2,000,000		Term Loan, 5.313%, maturing May 12, 2013			1,233,334
		Lucite International US Finco, Ltd.	B3	B+
1,025,191		Term Loan, 3.690%, maturing July 07, 2013			891,916
695,816		Term Loan, 3.690%, maturing July 07, 2013			597,532
EUR	675,845	Term Loan, 4.410%, maturing July 07, 2013			742,917
		LyondellBasell Industries	B1	B+
$5,223,750		Term Loan, 7.000%, maturing December 20, 2014			2,197,705
3,229,356		Term Loan, 7.000%, maturing April 30, 2015			1,361,713
3,677,626		Term Loan, 7.000%, maturing April 30, 2015			1,537,248
		MacDermid, Inc.	B1	BB-
2,039,500		Term Loan, 5.762%, maturing April 12, 2014			1,320,576
EUR	962,181	Term Loan, 7.389%, maturing April 12, 2014			773,382
		Northeast Biofuels, LLC	Caa1	C
$114,514		Term Loan, 9.750%, maturing June 28, 2013			45,806
		Polypore, Inc.	Ba2	BB-
3,291,667		Term Loan, 5.140%, maturing July 03, 2014			2,221,875
					43,414,665
Containers, Packaging & Glass: 3.6%
		Berry Plastics Corporation	B1	B+
8,789,265		Term Loan, 4.178%, maturing April 03, 2015			5,896,129
		Graham Packaging Company	B1	B+
4,078,737		Term Loan, 5.509%, maturing October 07, 2011			3,136,259
		Graphic Packaging International, Inc.	Ba3	BB-
5,013,106		Term Loan, 5.299%, maturing May 16, 2014			3,756,696
		Mauser AG	NR	NR
EUR	875,000	Term Loan, 5.768%, maturing June 13, 2013			560,145
EUR	875,000	Term Loan, 7.130%, maturing June 13, 2014			560,145
$1,179,779		Term Loan, 3.807%, maturing June 13, 2015			594,313
1,179,779		Term Loan, 4.057%, maturing June 13, 2016			594,313
		Owens-Illinois	Baa3	BBB-
EUR	2,154,375	Term Loan, 5.414%, maturing June 14, 2013			2,167,410
		Pro Mach, Inc.	B1	B
$2,437,500		Term Loan, 6.020%, maturing December 01, 2011			2,279,062
		Tegrant Holding Company	Caa3	CC
500,000		Term Loan, 8.310%, maturing March 08, 2015			62,500
		Xerium Technologies, Inc.	Caa1	B-
4,525,449		Term Loan, 9.262%, maturing May 18, 2012			3,280,951
					22,887,923
Data and Internet Services: 5.0%
		Activant Solutions, Inc.	B1	B+
2,247,436		Term Loan, 6.068%, maturing May 02, 2013			1,415,885
		Amadeus IT Group, S.A.	NR	NR
EUR	768,581	Term Loan, 6.481%, maturing May 04, 2015			468,619
EUR	768,581	Term Loan, 6.981%, maturing May 04, 2016			468,619
		Audatex	Ba3	BB-
$1,082,505		Term Loan, 4.819%, maturing May 16, 2014			855,179

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Data and Internet Services (continued)
		Carlson Wagonlit Holdings, B.V.	Ba3	BB-
$2,734,600		Term Loan, 5.715%, maturing August 03, 2012			$1,647,597
		First Data Corporation	Ba3	BB-
	3,441,954	Term Loan, 4.345%, maturing September 24, 2014			2,352,479
	247,500	Term Loan, 5.145%, maturing September 24, 2014			169,159
	2,181,808	Term Loan, 5.982%, maturing September 24, 2014			1,488,477
		L-1 Identity Solutions Operating Company	Ba3	BB+
	500,000	Term Loan, 7.500%, maturing August 05, 2013			432,500
		Mitchell International, Inc.	Ba3	B+
	788,000	Term Loan, 5.813%, maturing March 28, 2014			628,430
		Mitchell International, Inc.	Caa1	B+
	250,000	Term Loan, 9.063%, maturing March 30, 2015			150,000
		Orbitz	B2	BB-
	9,885,075	Term Loan, 5.739%, maturing July 25, 2014			4,415,337
		Reynolds & Reynolds Company	Ba2	BB
	9,264,146	Term Loan, 3.436%, maturing October 26, 2012			5,651,129
		Sabre, Inc.	B1	B+
	13,117,064	Term Loan, 5.251%, maturing September 30, 2014			5,363,423
		Sitel, LLC	B3	B+
	1,855,028	Term Loan, 6.363%, maturing January 30, 2014			1,113,017
		Sungard Data Systems, Inc.	Ba3	BB
	618,948	Term Loan, 4.003%, maturing February 28, 2014			439,162
	2,500,000	Term Loan, 6.750%, maturing February 28, 2014			2,018,750
		Transaction Network Services, Inc.	B1	BB-
	2,251,720	Term Loan, 4.178%, maturing March 28, 2014			1,908,333
		Travelport, Inc.	Ba2	BB-
	987,500	Term Loan, 3.686%, maturing August 23, 2013			509,797
	312,277	Term Loan, 6.012%, maturing August 23, 2013			150,785
	1,556,322	Term Loan, 6.012%, maturing August 23, 2013			751,481
					32,398,158
Diversified / Conglomerate Manufacturing: 3.0%
		BOC Edwards	B1	BB-
	3,209,375	Term Loan, 3.436%, maturing May 31, 2014			2,150,281
		Brand Services, Inc.	B1	B
	2,830,171	Term Loan, 5.956%, maturing February 07, 2014			1,966,969
	1,237,500	Term Loan, 6.876%, maturing February 07, 2014			952,875
		Brand Services, Inc.	Caa1	CCC+
	1,600,000	Term Loan, 8.325%, maturing February 07, 2015			1,268,000
		Dresser, Inc.	B2	B+
	2,852,885	Term Loan, 4.451%, maturing May 04, 2014			1,979,189
		EPD, Inc.	B1	B+
	558,281	Term Loan, 4.460%, maturing July 31, 2014			348,926
	3,898,125	Term Loan, 4.460%, maturing July 31, 2014			2,436,328
		Ferretti, S.P.A.	NR	NR
EUR	866,500	Term Loan, 4.922%, maturing January 22, 2015			701,431
EUR	866,500	Term Loan, 4.922%, maturing January 21, 2016			701,431
		Flextronics International, Ltd.	Ba1	BB+
$915,497		Term Loan, 6.155%, maturing October 01, 2014			647,714
	262,441	Term Loan, 7.069%, maturing October 01, 2014			181,522
		Mueller Group, Inc.	Ba3	BB+
	1,188,291	Term Loan, 4.952%, maturing May 24, 2014			867,453
		Rexnord Corporation / RBS Global, Inc.	Ba2	BB-
	982,500	Term Loan, 5.762%, maturing July 19, 2013			786,000
		Sensata Technologies	B1	BB-
	5,156,190	Term Loan, 5.257%, maturing April 27, 2013			3,044,730
EUR	1,955,032	Term Loan, 6.912%, maturing April 27, 2013			1,304,339

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Diversified / Conglomerate Manufacturing (continued)
		Textron Fastening Systems	B2	B+
$490,000		Term Loan, 7.262%, maturing August 11, 2013			$257,250
					19,594,438
Diversified / Conglomerate Service: 3.8%
		Affinion Group	Ba2	BB
3,937,668		Term Loan, 3.436%, maturing October 17, 2012			2,887,622
		AlixPartners, LLP	B1	BB-
2,578,769		Term Loan, 4.926%, maturing October 12, 2013			2,140,379
		Brickman Group	Ba3	BB-
2,462,500		Term Loan, 3.436%, maturing January 23, 2014			1,514,437
		Catalina Marketing Corporation	Ba3	BB-
2,970,000		Term Loan, 6.762%, maturing October 01, 2014			1,997,325
		Coach America Holdings, Inc.	B2	B
2,358,959		Term Loan, 4.919%, maturing April 20, 2014			1,391,786
493,837		Term Loan, 6.412%, maturing April 20, 2014			291,364
		Fleetcor Technologies Operating Company, LLC	Ba3	B+
130,400		Term Loan, 5.100%, maturing April 30, 2013			79,544
645,600		Term Loan, 5.100%, maturing April 30, 2013			393,816
		ISS Global A/S	NR	NR
EUR	122,807	Term Loan, 6.964%, maturing December 31, 2013			105,577
EUR	877,193	Term Loan, 6.964%, maturing December 31, 2013			754,119
		ISTA International GmbH	NR	NR
EUR	2,502,783	Term Loan, 7.122%, maturing May 14, 2015			1,892,419
EUR	497,217	Term Loan, 7.122%, maturing May 14, 2015			375,958
		Valley National Gases, Inc.	Ba3	BB-
$1,605,550		Term Loan, 5.569%, maturing February 28, 2014			1,228,246
		Valley National Gases, Inc.	B3	CCC+
500,000		Term Loan, 9.321%, maturing August 28, 2014			350,000
		Valleycrest Companies, LLC	B1	BB-
1,849,094		Term Loan, 4.820%, maturing October 04, 2013			1,294,366
		Vertafore, Inc.	B1	B
4,038,883		Term Loan, 4.658%, maturing January 31, 2012			3,049,357
		West Corporation	B1	BB-
7,370,238		Term Loan, 4.207%, maturing October 24, 2013			4,673,195
					24,419,510
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 0.4%
		Georgia Pacific Corporation	Ba2	BB+
3,264,423		Term Loan, 4.434%, maturing December 20, 2012			2,528,567
					2,528,567
Ecological: 0.2%
		Synagro Technologies, Inc.	B1	B+
1,086,250		Term Loan, 4.244%, maturing April 02, 2014			754,944
		Synagro Technologies, Inc.	Caa2	CCC+
590,000		Term Loan, 6.290%, maturing October 02, 2014			221,250
					976,194
Electronics: 2.1%
		Aeroflex, Inc.	Ba3	BB-
984,643		Term Loan, 5.438%, maturing August 15, 2014			689,250
		Brocade Communications Systems, Inc.	Ba2	BB+
3,000,000		Term Loan, 7.000%, maturing October 07, 2013			2,580,000
		Decision One	NR	NR
456,831		Term Loan, 12.000%, maturing April 15, 2010			456,831
		Freescale Semiconductor, Inc.	Ba1	BB
3,605,737		Term Loan, 4.600%, maturing November 29, 2013			2,105,978
		Infor Global Solutions	B1	B+
493,750		Term Loan, 6.520%, maturing July 28, 2012			274,031
855,398		Term Loan, 7.520%, maturing July 28, 2012			476,884
1,639,513		Term Loan, 7.520%, maturing July 28, 2012			914,028
EUR	982,500	Term Loan, 8.139%, maturing July 28, 2012			677,344

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Electronics (continued)
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 11.392%, maturing March 02, 2014			$126,286
		Kronos, Inc.	Ba3	B+
$3,791,071		Term Loan, 6.012%, maturing June 11, 2014			2,540,018
		NXP, B.V.	Caa1	CCC
1,750,000		Floating Rate Note, 7.758%, maturing October 15, 2013			433,125
EUR	1,500,000	Floating Rate Note, 7.758%, maturing October 15, 2013			457,488
		ON Semiconductor	Baa3	BB
$2,652,732		Term Loan, 3.186%, maturing September 03, 2013			2,055,868
					13,787,131
Finance: 0.5%
		LPL Holdings, Inc.	Ba3	B+
4,401,267		Term Loan, 5.936%, maturing June 28, 2013			3,388,975
					3,388,975
Foreign Cable, Foreign TV, Radio and Equipment: 4.6%
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 7.925%, maturing January 31, 2014			578,573
SEK	8,000,000	Term Loan, 8.050%, maturing January 31, 2015			534,067
		Levana Holding 4 GmbH	NR	NR
EUR	874,078	Term Loan, 7.526%, maturing March 02, 2015			134,219
EUR	874,078	Term Loan, 7.776%, maturing March 02, 2016			134,219
		Numericable/YPSO France SAS	NR	NR
EUR	957,340	Term Loan, 5.892%, maturing July 28, 2016			654,851
EUR	1,561,975	Term Loan, 5.892%, maturing July 28, 2016			1,068,441
EUR	2,480,685	Term Loan, 5.892%, maturing July 28, 2016			1,696,868
EUR	694,875	Term Loan, 6.142%, maturing July 28, 2016			479,715
EUR	1,305,125	Term Loan, 6.142%, maturing July 28, 2016			901,009
		ProSiebenSat.1 Media AG	NR	NR
EUR	64,583	Term Loan, 5.826%, maturing July 02, 2014			38,677
EUR	1,190,021	Term Loan, 5.826%, maturing July 02, 2014			712,661
SEK	2,269,914	Term Loan, 6.295%, maturing July 02, 2014			132,039
EUR	60,482	Term Loan, 5.951%, maturing May 09, 2015			37,497
EUR	1,344,256	Term Loan, 5.951%, maturing May 09, 2015			833,396
		TDF, S.A.	NR	NR
EUR	500,000	Term Loan, 5.392%, maturing January 31, 2015			385,639
EUR	500,000	Term Loan, 7.401%, maturing January 31, 2016			385,639
		UPC Financing Partnership	Ba3	B+
$6,800,000		Term Loan, 4.600%, maturing December 31, 2014			4,902,800
EUR	7,924,125	Term Loan, 6.481%, maturing December 31, 2014			6,827,655
		Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	1,111,804	Term Loan, 8.129%, maturing September 03, 2012			1,297,775
GBP	565,324	Term Loan, 8.129%, maturing September 03, 2012			659,886
GBP	2,883,112	Term Loan, 8.147%, maturing September 03, 2012			3,365,371
GBP	3,454,322	Term Loan, 8.147%, maturing September 03, 2012			4,032,127
					29,793,124
Gaming: 3.1%
		Cannery Casino Resorts, LLC	B1	BB
$1,632,874		Term Loan, 3.703%, maturing May 18, 2013			1,528,778
1,346,457		Term Loan, 4.993%, maturing May 18, 2013			1,260,620
		CCM Merger, Inc.	B1	BB-
3,409,645		Term Loan, 3.750%, maturing July 13, 2012			1,619,581
		Centaur, LLC	B2	CCC+
1,116,817		Term Loan, 9.762%, maturing October 30, 2012			698,011
		Fontainebleau Las Vegas, LLC	B3	B
2,000,000		Term Loan, 6.065%, maturing June 06, 2014			710,000
		Golden Nugget, Inc.	B2	BB-
319,055		Term Loan, 2.528%, maturing June 30, 2014			124,431
1,675,036		Term Loan, 3.430%, maturing June 30, 2014			653,264
		Green Valley Ranch Gaming, LLC	B3	B
948,636		Term Loan, 4.521%, maturing February 16, 2014			450,602

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Gaming (continued)
		Green Valley Ranch Gaming, LLC	Caa3	CCC
$500,000		Term Loan, 6.000%, maturing August 16, 2014			$42,500
		Greenwood Racing, Inc.	B2	BB-
	723,750	Term Loan, 5.430%, maturing November 28, 2011			452,344
		Harrahs Operating Company, Inc.	B1	B+
	1,990,000	Term Loan, 6.538%, maturing January 28, 2015			1,176,231
		Isle Of Capri Casinos, Inc.	Ba3	BB
	1,402,261	Term Loan, 5.512%, maturing July 26, 2014			891,604
	1,860,262	Term Loan, 5.512%, maturing July 26, 2014			1,182,816
	4,650,654	Term Loan, 5.512%, maturing July 26, 2014			2,957,039
		Las Vegas Sands, LLC	B2	B+
	1,596,000	Term Loan, 5.520%, maturing May 23, 2014			796,227
	6,320,000	Term Loan, 5.520%, maturing May 23, 2014			3,152,978
		New World Gaming Partners, Ltd.	B1	B+
	750,000	Term Loan, 6.553%, maturing September 30, 2014			351,563
	3,721,875	Term Loan, 6.553%, maturing September 30, 2014			1,744,629
		Penn National Gaming, Inc.	Ba2	BB+
	15,189	Term Loan, 4.039%, maturing October 03, 2012			12,545
		Seminole Tribe Of Florida	Baa3	BBB
	20,363	Term Loan, 5.313%, maturing March 05, 2014			16,290
					19,822,053
Healthcare, Education and Childcare: 12.0%
		Accellent, Inc.	B2	B+
	2,917,500	Term Loan, 6.964%, maturing November 22, 2012			1,954,725
		AGA Medical Corporation	B1	BB-
	3,722,471	Term Loan, 4.138%, maturing April 28, 2013			2,884,915
		Catalent Pharma Solutions	Ba3	BB-
	5,683,611	Term Loan, 6.012%, maturing April 10, 2014			3,538,048
		CHG Medical Staffing, Inc.	Ba3	B+
	1,572,000	Term Loan, 3.936%, maturing January 08, 2013			1,186,860
	400,000	Term Loan, 6.255%, maturing January 08, 2013			302,000
		CHS/Community Health Systems, Inc.	Ba3	BB
	14,786,281	Term Loan, 4.394%, maturing July 25, 2014			10,918,752
		Concentra Operating Corporation	B1	B+
	2,765,000	Term Loan, 6.020%, maturing June 25, 2014			1,714,300
		CRC Health Corporation	Ba3	BB-
	1,802,847	Term Loan, 6.012%, maturing February 06, 2013			1,131,286
	1,462,650	Term Loan, 6.012%, maturing February 06, 2013			917,813
		Education Management Corporation	B2	B+
	5,171,248	Term Loan, 5.563%, maturing June 01, 2013			3,480,896
		Emdeon Business Services, LLC	B1	BB-
	2,828,295	Term Loan, 6.517%, maturing November 16, 2013			2,050,514
		Gambro	NR	NR
	646,459	Term Loan, 5.618%, maturing June 05, 2014			425,047
SEK	2,111,070	Term Loan, 7.865%, maturing June 05, 2014			171,333
SEK	2,146,343	Term Loan, 7.865%, maturing June 05, 2014			174,196
$646,459		Term Loan, 6.118%, maturing June 05, 2015			425,047
SEK	2,111,070	Term Loan, 8.365%, maturing June 05, 2015			171,333
SEK	2,146,343	Term Loan, 8.365%, maturing June 05, 2015			174,196
		Gentiva Health Services, Inc.	Ba3	BB-
$2,713,513		Term Loan, 4.128%, maturing March 31, 2013			2,191,162
		Harlan Sprague Dawley, Inc.	B2	BB-
	3,483,375	Term Loan, 7.174%, maturing July 11, 2014			2,734,449
		Harrington Holdings, Inc.	B1	BB-
	2,626,667	Term Loan, 3.686%, maturing January 11, 2014			2,009,400

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Healthcare, Education and Childcare (continued)
		HCA, Inc.	Ba3	BB
$4,572,007		Term Loan, 6.012%, maturing November 18, 2013			$3,439,009
		Health Management Associates, Inc.	B1	BB-
3,561,985		Term Loan, 5.512%, maturing February 28, 2014			2,422,150
		Iasis Healthcare, LLC	Ba2	B+
140,874		Term Loan, 3.395%, maturing March 15, 2014			106,800
1,522,905		Term Loan, 5.118%, maturing March 15, 2014			1,154,552
526,958		Term Loan, 5.118%, maturing March 15, 2014			399,500
		IM US Holdings, LLC	B1	BB
2,937,500		Term Loan, 4.798%, maturing June 26, 2014			2,100,312
		Life Technologies Corporation	Baa3	BBB-
1,750,000		Term Loan, 6.000%, maturing November 21, 2015			1,603,437
		Multiplan, Inc.	B1	B+
1,834,729		Term Loan, 4.000%, maturing April 12, 2013			1,357,700
		National Mentor, Inc.	B1	B+
117,736		Term Loan, 5.570%, maturing June 29, 2013			99,487
1,974,686		Term Loan, 5.770%, maturing June 29, 2013			1,668,610
		Nycomed	NR	NR
EUR	86,211	Term Loan, 7.423%, maturing December 10, 2014			63,452
EUR	535,383	Term Loan, 7.423%, maturing December 10, 2014			394,045
EUR	54,917	Term Loan, 7.423%, maturing December 10, 2014			40,420
EUR	388,312	Term Loan, 7.423%, maturing December 10, 2014			285,800
EUR	1,397,300	Term Loan, 7.423%, maturing December 10, 2014			1,028,420
EUR	535,383	Term Loan, 8.173%, maturing December 10, 2014			394,045
EUR	1,397,300	Term Loan, 8.173%, maturing December 10, 2014			1,028,420
EUR	86,211	Term Loan, 8.173%, maturing December 10, 2014			63,452
EUR	54,917	Term Loan, 8.173%, maturing December 10, 2014			40,420
EUR	388,312	Term Loan, 8.173%, maturing December 10, 2014			285,800
		Orthofix International/Colgate Medical	B1	BB+
$1,766,818		Term Loan, 8.270%, maturing September 22, 2013			1,404,620
		Quintiles Transnational Corporation	B1	BB
1,221,365		Term Loan, 5.770%, maturing March 31, 2013			958,772
		Renal Advantage, Inc.	NR	B+
4,361,776		Term Loan, 5.319%, maturing October 06, 2012			3,053,243
		Sterigenics International, Inc.	B3	BB-
2,424,138		Term Loan, 5.120%, maturing November 21, 2013			1,648,414
		Stiefel Laboratories, Inc.	B1	BB-
1,095,641		Term Loan, 7.000%, maturing December 28, 2013			854,600
1,432,450		Term Loan, 7.000%, maturing December 28, 2013			1,117,311
		Sun Healthcare Group, Inc.	Ba2	B+
1,192,587		Term Loan, 4.823%, maturing April 19, 2014			870,588
185,091		Term Loan, 5.014%, maturing April 19, 2014			135,116
305,747		Term Loan, 5.762%, maturing April 21, 2014			223,195
		Surgical Care Affiliates, LLC	Ba3	B
2,962,500		Term Loan, 5.762%, maturing December 29, 2014			1,747,875
		Team Health, Inc.	B1	BB-
2,702,304		Term Loan, 4.443%, maturing November 23, 2012			1,837,567
		United Surgical Partners International, Inc.	Ba3	B
389,113		Term Loan, 3.419%, maturing April 19, 2014			250,978
2,065,323		Term Loan, 4.457%, maturing April 19, 2014			1,332,133
		Viant Holdings, Inc.	Ba3	B+
987,500		Term Loan, 6.020%, maturing June 25, 2014			538,187
		VWR International, Inc.	B1	B+
4,500,000		Term Loan, 3.936%, maturing June 29, 2014			2,981,250
EUR	2,500,000	Term Loan, 5.936%, maturing June 29, 2014			2,017,395
					77,503,347

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Home & Office Furnishings: 1.7%
		Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 7.379%, maturing October 19, 2014			$953,100
EUR	1,250,000	Term Loan, 7.879%, maturing October 19, 2015			953,100
		Hilding Anders	NR	NR
EUR	367,247	Term Loan, 7.540%, maturing April 25, 2015			271,462
SEK	20,194,780	Term Loan, 7.733%, maturing April 25, 2015			1,290,007
		National Bedding Company	B1	BB-
$4,117,842		Term Loan, 4.926%, maturing February 28, 2013			2,415,802
		Simmons Company	B1	B-
	5,991,524	Term Loan, 5.499%, maturing December 19, 2011			3,864,533
		Springs Window Fashions, LLC	B2	B+
	1,410,813	Term Loan, 6.563%, maturing December 31, 2012			941,717
					10,689,721
	Insurance: 1.9%
		AmWINS Group, Inc.	B2	B-
	2,468,750	Term Loan, 4.358%, maturing June 08, 2013			1,604,687
		Applied Systems, Inc.	B1	B-
	1,303,700	Term Loan, 6.230%, maturing September 26, 2013			1,075,553
		Conseco, Inc.	B1	B+
	7,357,567	Term Loan, 3.768%, maturing October 10, 2013			4,837,600
		Hub International, Ltd.	B2	B+
	545,100	Term Loan, 6.262%, maturing June 13, 2014			339,325
	2,425,194	Term Loan, 6.262%, maturing June 13, 2014			1,509,683
		Swett & Crawford	B3	B
	3,152,000	Term Loan, 5.975%, maturing April 03, 2014			1,434,160
		USI Holdings Corporation	B2	B
	2,721,875	Term Loan, 6.520%, maturing May 05, 2014			1,551,469
					12,352,477
Leisure, Amusement, Entertainment: 6.1%
		24 Hour Fitness Worldwide, Inc.	Ba3	B+
	4,143,750	Term Loan, 5.361%, maturing June 08, 2012			2,714,156
		Alpha D2, Ltd.	NR	NR
	2,285,714	Term Loan, 3.681%, maturing December 31, 2013			1,533,714
	1,571,429	Term Loan, 3.681%, maturing December 31, 2013			1,054,429
		AMF Bowling Worldwide, Inc.	B1	B+
	3,085,938	Term Loan, 5.350%, maturing June 10, 2013			1,465,820
		Cedar Fair, L.P.	Ba3	BB-
	863,235	Term Loan, 3.436%, maturing August 30, 2012			599,085
		Cinemark USA, Inc.	Ba3	B
	2,677,545	Term Loan, 3.660%, maturing October 05, 2013			2,054,060
		HIT Entertainment, Inc.	Ba3	B+
	3,404,852	Term Loan, 4.710%, maturing March 20, 2012			1,770,523
		Kerasotes Showplace Theater, LLC	B1	B-
	675,000	Revolver, 2.300%, maturing October 31, 2010			644,625
	375,971	Term Loan, 3.750%, maturing October 28, 2011			242,501
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	33,072,092	Term Loan, 7.012%, maturing April 08, 2012			15,319,456
	10,941,361	Term Loan, 7.012%, maturing April 09, 2012			5,068,192
		NEP II, Inc.	B1	B
	4,429,996	Term Loan, 6.012%, maturing February 16, 2014			3,100,997
		Warner Music Group	Ba3	BB
	4,831,871	Term Loan, 4.387%, maturing February 28, 2011			3,833,283
					39,400,841
	Lodging: 2.8%
		Audio Visual Services Corporation	Ba3	B+
	1,485,000	Term Loan, 6.020%, maturing February 28, 2014			668,250
		Hotel Del Coronado	B1	B+
	24,600,000	Term Loan, 6.310%, maturing January 15, 2009			17,220,000
					17,888,250

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
	Machinery: 0.4%
		Kion Group	NR	NR
EUR	1,238,909	Term Loan, 5.973%, maturing December 23, 2014			$949,890
EUR	1,145,833	Term Loan, 6.387%, maturing December 23, 2015			875,859
		NACCO Materials Handling Group, Inc.	NR	NR
$977,500		Term Loan, 4.262%, maturing March 21, 2013			552,288
					2,378,037
Mining, Steel, Iron & Nonprecious Metals: 1.2%
		Continental Alloys & Services, Inc.	B3	B
	491,563	Term Loan, 6.262%, maturing June 15, 2012			331,805
		Noranda Aluminum Acquisition Corporation	Ba2	BB-
	826,245	Term Loan, 4.239%, maturing May 18, 2014			499,878
		Novelis	Ba2	BB
	1,542,969	Term Loan, 5.770%, maturing July 06, 2014			979,785
	3,394,531	Term Loan, 5.770%, maturing July 06, 2014			2,155,527
		Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	338,003	Term Loan, 5.762%, maturing May 08, 2014			237,166
	3,775,524	Term Loan, 5.762%, maturing May 08, 2014			2,649,161
		Tube City IMS Corporation	Ba3	BB
	162,162	Term Loan, 5.762%, maturing January 25, 2014			113,514
	1,317,770	Term Loan, 5.762%, maturing January 25, 2014			922,439
					7,889,275
North American Cable: 10.8%
		Bresnan Communications, LLC	B2	BB-
	4,750,000	Term Loan, 4.737%, maturing September 29, 2013			3,625,832
	1,253,061	Term Loan, 6.060%, maturing September 29, 2013			956,503
		Cequel Communications, LLC	B1	BB-
	32,756,284	Term Loan, 6.161%, maturing November 05, 2013			22,137,778
		Cequel Communications, LLC	Caa1	B-
	1,975,000	Term Loan, 7.693%, maturing May 05, 2014			1,115,875
		Charter Communications Operating, LLC	B1	B+
	23,508,930	Term Loan, 5.060%, maturing March 06, 2014			15,961,576
		CSC Holdings, Inc.	Ba1	BBB-
	2,057,206	Term Loan, 4.569%, maturing March 29, 2013			1,718,339
		Insight Midwest Holdings, LLC	B1	B+
	2,162,500	Term Loan, 4.850%, maturing April 07, 2014			1,706,831
		Knology, Inc.	B2	B
	2,962,500	Term Loan, 6.400%, maturing June 30, 2012			1,851,563
		Mediacom Broadband, LLC	Ba3	BB-
	9,961,699	Term Loan, 2.840%, maturing January 31, 2015			7,142,538
		Mediacom LLC Group	Ba3	BB-
	8,408,563	Term Loan, 2.590%, maturing January 31, 2015			5,857,968
		Quebecor Media, Inc.	B1	B
	1,890,000	Term Loan, 6.819%, maturing July 21, 2009			1,530,900
		San Juan Cable, LLC	B1	BB-
	3,892,529	Term Loan, 4.820%, maturing October 31, 2012			2,335,517
		WideOpenWest Finance, LLC	B2	B-
	5,833,333	Term Loan, 5.190%, maturing June 28, 2014			3,485,417
					69,426,637
	Oil & Gas: 2.9%
		Alon USA	B1	BB
	1,729,620	Term Loan, 3.860%, maturing June 22, 2013			1,210,734
	216,202	Term Loan, 4.446%, maturing June 22, 2013			151,342
		CR Gas Storage	Ba3	BB-
	112,213	Term Loan, 4.843%, maturing May 13, 2011			88,929
	217,766	Term Loan, 4.844%, maturing May 12, 2013			172,579
	1,971,810	Term Loan, 4.847%, maturing May 12, 2013			1,562,659
	321,478	Term Loan, 4.847%, maturing May 12, 2013			254,771

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Oil & Gas (continued)
		MEG Energy	Ba3	BB+
$4,173,750		Term Loan, 5.759%, maturing April 03, 2013			$2,848,584
	4,095,000	Term Loan, 5.770%, maturing April 03, 2013			2,794,838
		Targa Resources, Inc.	Ba3	B+
	2,377,541	Term Loan, 5.762%, maturing October 31, 2012			1,733,624
	997,657	Term Loan, 5.970%, maturing October 31, 2012			727,458
		Venoco, Inc.	Caa1	B
	1,500,000	Term Loan, 6.250%, maturing September 20, 2011			1,001,250
		Western Refining, Inc.	B3	BB-
	10,153,512	Term Loan, 9.250%, maturing May 30, 2014			6,041,340
					18,588,108
Other Broadcasting and Entertainment: 1.4%
		Deluxe Entertainment Services Group, Inc.	Ba3	B-
	254,467	Term Loan, 5.051%, maturing May 11, 2013			152,680
	2,639,234	Term Loan, 5.339%, maturing May 11, 2013			1,583,541
	137,795	Term Loan, 6.012%, maturing May 11, 2013			82,677
		Getty Images, Inc.	Ba2	BB
	1,000,000	Term Loan, 8.053%, maturing July 02, 2015			863,750
		VNU	Ba3	B+
	9,737,198	Term Loan, 4.229%, maturing August 09, 2013			6,539,142
					9,221,790
Other Telecommunications: 2.8%
		Asurion Corporation	B1	B-
	7,250,000	Term Loan, 5.305%, maturing July 03, 2014			4,948,125
		BCM Ireland Holdings, Ltd.	Ba3	BB
EUR	2,051,724	Term Loan, 5.267%, maturing September 30, 2014			1,925,078
EUR	2,051,953	Term Loan, 5.517%, maturing September 30, 2015			1,925,293
		Cavalier Telephone	Caa1	B-
$3,127,962		Term Loan, 7.750%, maturing December 31, 2012			1,094,787
		Consolidated Communications	B1	B+
	1,000,000	Term Loan, 3.940%, maturing December 31, 2014			800,000
		Gabriel Communications	B2	B-
	493,750	Term Loan, 6.069%, maturing May 31, 2014			355,500
		Hargray Communications Group, Inc.	B1	B
	669,437	Term Loan, 6.012%, maturing June 29, 2014			538,897
		Hawaiian Telcom Communications, Inc.	B3	CC
	2,818,023	Term Loan, 6.262%, maturing June 01, 2014			1,180,047
		Kentucky Data Link, Inc.	B1	B
	2,951,309	Term Loan, 3.686%, maturing February 26, 2014			2,375,804
		One Communications	B2	CCC+
	2,694,643	Term Loan, 6.886%, maturing June 30, 2012			1,232,799
		Time Warner Telecom Holdings, Inc.	Ba2	B
	1,333,091	Term Loan, 3.691%, maturing January 07, 2013			1,054,808
		U.S. Telepacific Corporation	B1	CCC+
	980,005	Term Loan, 7.347%, maturing August 04, 2011			676,204
					18,107,342
Personal & Nondurable Consumer Products: 5.2%
		Advantage Sales And Marketing	B1	B-
	3,789,604	Term Loan, 4.894%, maturing March 29, 2013			2,520,087
		Bushnell Performance Optics	Ba3	BB-
	1,732,500	Term Loan, 7.512%, maturing August 24, 2013			1,256,062
		Fender Musical Instruments Corporation	B2	B+
	2,304,167	Term Loan, 5.170%, maturing June 09, 2014			1,440,104
	1,163,750	Term Loan, 6.020%, maturing June 09, 2014			727,344
		Huish Detergents, Inc.	Ba3	BB
	2,258,750	Term Loan, 5.770%, maturing April 26, 2014			1,791,941

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

		Bank Loan
		Ratings†
		(Unaudited)
Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Personal & Nondurable Consumer Products (continued)
	Information Resources, Inc.	B1	B+
$401,792	Term Loan, 3.876%, maturing May 16, 2014			$261,165
	Jarden Corporation	Ba3	BB-
4,248,680	Term Loan, 5.512%, maturing January 24, 2012			3,360,706
1,175,172	Term Loan, 5.512%, maturing January 24, 2012			929,561
	KIK Custom Products, Inc.	B3	CCC+
72,439	Term Loan, 5.800%, maturing May 31, 2014			36,672
422,561	Term Loan, 5.800%, maturing May 31, 2014			213,921
	Mega Bloks, Inc.	B1	CCC
967,500	Term Loan, 8.750%, maturing July 26, 2012			292,669
	Norwood Promotional Products	NR	NR
29,887,086	Term Loan, 6.000%, maturing August 16, 2011			17,633,381
	Spectrum Brands, Inc.	B1	B-
1,113,783	Term Loan, 6.387%, maturing March 30, 2013			674,953
56,383	Term Loan, 6.850%, maturing March 30, 2013			34,168
	Totes Isotoner Corporation	B1	B
394,985	Term Loan, 6.323%, maturing January 31, 2013			211,317
	Yankee Candle Company, Inc.	Ba3	BB-
3,616,346	Term Loan, 5.731%, maturing February 06, 2014			1,979,950
				33,364,001
Personal, Food & Miscellaneous: 2.4%
	Acosta, Inc.	B1	B
2,413,978	Term Loan, 5.370%, maturing July 29, 2013			1,671,680
	Arbys Restaurant Group, Inc.	B1	BB-
4,600,194	Term Loan, 5.575%, maturing July 25, 2012			3,191,384
	Culligan International Company	B2	B-
1,477,500	Term Loan, 5.029%, maturing November 24, 2012			834,787
	N.E.W. Customer Services Companies, Inc.	B1	B
4,665,486	Term Loan, 5.702%, maturing May 22, 2014			3,335,822
	NPC International	Ba3	B+
1,179,018	Term Loan, 4.874%, maturing May 03, 2013			813,523
	OSI Restaurant Partners, Inc.	B3	B+
378,313	Term Loan, 5.069%, maturing June 14, 2013			171,376
4,410,744	Term Loan, 3.750%, maturing June 14, 2014			1,998,067
	Reddy Ice Group, Inc.	B1	BB-
3,000,000	Term Loan, 5.762%, maturing August 09, 2012			1,882,500
	Sagittarius Brands, Inc.	B2	B
1,345,887	Term Loan, 9.500%, maturing March 29, 2013			487,884
	Sbarro, Inc.	B1	B-
492,500	Term Loan, 3.931%, maturing January 31, 2014			309,044
	Seminole Hard Rock Entertainment	B1	BB
1,000,000	Floating Rate Note, 7.536%, maturing March 15, 2014			530,000
	U.S. Security Holdings, Inc.	Ba3	B+
559,398	Term Loan, 4.678%, maturing May 08, 2013			447,519
				15,673,586
Printing & Publishing: 9.2%
	American Achievement Corporation	Ba3	BB-
896,774	Term Loan, 5.070%, maturing March 25, 2011			798,129
	Ascend Media Holdings, LLC	B3	B
841,773	Term Loan, 9.397%, maturing January 31, 2012			235,696
	Black Press, Ltd.	Ba3	BB-
724,913	Term Loan, 4.196%, maturing August 02, 2013			434,948
1,193,975	Term Loan, 4.196%, maturing August 02, 2013			716,385
	Canwest Media, Inc.	Ba2	BB-
738,750	Term Loan, 4.196%, maturing July 10, 2014			435,863

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principle Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Printing & Publishing (continued)
			Caribe Information Investments, Inc.	B1	B+
	$2,439,919		Term Loan, 3.697%, maturing March 31, 2013			$1,646,946
			Cengage Learning, Inc.	B1	B+
8,847,644			Term Loan, 3.940%, maturing July 03, 2014			5,977,690
			Cenveo Corporation	Ba2	BB+
46,740			Term Loan, 4.954%, maturing June 21, 2013			31,082
2,851,289			Term Loan, 4.954%, maturing June 21, 2013			1,896,107
			Dex Media West, LLC	Ba2	BB
4,250,000			Term Loan, 7.538%, maturing October 24, 2014			2,167,500
			Flint Group	NR	NR
936,821			Term Loan, 6.126%, maturing December 31, 2012			442,648
353,279			Term Loan, 6.126%, maturing December 31, 2014			166,924
2,333,333			Term Loan, 6.126%, maturing May 29, 2015			1,102,500
EUR	666,667		Term Loan, 7.541%, maturing May 29, 2015			457,488
	$1,277,104		Term Loan, 6.126%, maturing December 31, 2015			603,432
			Hanley Wood, LLC	B2	B
2,708,865			Term Loan, 4.324%, maturing March 08, 2014			1,327,344
			Idearc, Inc.	B2	B-
31,031,989			Term Loan, 5.670%, maturing November 17, 2014			10,440,061
			Intermedia Outdoor, Inc.	NR	NR
1,965,000			Term Loan, 6.762%, maturing January 31, 2013			1,228,125
			Mediannuaire Holding	NR	NR
EUR	799,273		Term Loan, 6.204%, maturing April 10, 2016			416,443
EUR	799,273		Term Loan, 6.704%, maturing April 10, 2016			416,443
			Merrill Communications, LLC	B1	B+
	$5,763,430		Term Loan, 2.528%, maturing May 15, 2011			3,688,595
			Nelson Canada	Ba3	B
4,950,000			Term Loan, 6.262%, maturing July 05, 2014			3,588,750
			PagesJaunes Groupe, S.A.	NR	NR
EUR	1,100,000		Term Loan, 5.454%, maturing October 24, 2013			814,265
			PBL Media	B1	B
AUD	24,331,191		Term Loan, 7.028%, maturing February 05, 2013			8,744,034
			Prism Business Media Holdings/ Penton Media, Inc.	B2	B-
	$2,167,000		Term Loan, 5.635%, maturing February 01, 2013			1,078,083
			R.H. Donnelley Corporation	Ba2	BB
2,626,612		(3)	Term Loan, 6.750%, maturing June 30, 2011			1,559,551
1,688,936			Term Loan, 6.856%, maturing June 30, 2011			1,035,880
			Readers Digest	B1	B
4,309,375			Term Loan, 4.469%, maturing March 02, 2014			1,616,016
EUR	745,873		Term Loan, 5.371%, maturing March 02, 2014			308,053
			Source Media, Inc.	B1	B
	$3,496,602		Term Loan, 8.770%, maturing November 08, 2011			1,923,131
			Thomas Nelson Publishers	B1	B
1,860,889			Term Loan, 8.500%, maturing June 12, 2012			1,265,404
			Tribune Company	Caa1	CCC
1,491,225			Term Loan, 6.000%, maturing May 19, 2014			433,697
			Valassis Communications, Inc.	Ba2	BB
304,909			Term Loan, 5.520%, maturing March 02, 2014			180,659
919,570			Term Loan, 5.520%, maturing March 02, 2014			544,845
			Yell Group, PLC	Ba3	BB-
2,000,000			Term Loan, 4.431%, maturing October 27, 2012			1,356,666
						59,079,383
Radio and TV Broadcasting: 6.6%
			Block Communications, Inc.	Ba1	BB+
1,215,625			Term Loan, 5.274%, maturing December 22, 2012			929,953

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Radio and TV Broadcasting (continued)
		Citadel Broadcasting Corporation	B3	B+
$11,300,000		Term Loan, 5.021%, maturing June 12, 2014			$4,407,000
		CMP KC, LLC	NR	NR
	2,028,994	Term Loan, 5.707%, maturing May 03, 2011			628,988
		CMP Susquehanna Corporation	Caa1	B-
	9,422,505	Term Loan, 3.640%, maturing May 05, 2013			3,038,758
		Cumulus Media, Inc.	B3	B
	2,802,020	Term Loan, 3.506%, maturing June 11, 2014			1,337,964
		Emmis Communication	Caa1	B+
	1,160,471	Term Loan, 4.900%, maturing November 01, 2013			580,235
		FoxCo Acquisition, LLC	B1	BB-
	1,250,000	Term Loan, 7.250%, maturing July 14, 2015			831,250
		Local TV Finance, LLC	B2	B+
	3,357,500	Term Loan, 3.965%, maturing May 07, 2013			1,661,963
		Nexstar Broadcasting Group	Ba2	B+
	4,465,521	Term Loan, 5.512%, maturing October 01, 2012			2,679,313
	4,718,845	Term Loan, 5.512%, maturing October 01, 2012			2,831,307
		Nextmedia Operating, Inc.	B1	B
	2,540,159	Term Loan, 5.262%, maturing November 15, 2012			1,479,643
	1,128,960	Term Loan, 5.453%, maturing November 15, 2012			657,619
		Paxson Communications	B2	CCC+
	6,500,000	Term Loan, 8.069%, maturing January 15, 2012			2,925,000
		Regent Communications	B3	B-
	2,141,276	Term Loan, 6.012%, maturing November 21, 2013			1,563,132
		Spanish Broadcasting Systems	Caa1	CCC+
	4,341,291	Term Loan, 5.520%, maturing June 11, 2012			1,660,544
		Univision Communications, Inc.	B1	B-
	30,263,682	Term Loan, 3.686%, maturing September 29, 2014			13,754,843
		Univision Communications, Inc.	Caa1	CCC
	2,195,925	Term Loan, 3.936%, maturing March 29, 2009			1,811,638
					42,779,150
Retail Stores: 7.8%
		Amscan Holdings, Inc.	B1	B
	1,970,000	Term Loan, 4.813%, maturing May 25, 2013			1,452,875
		Burlington Coat Factory	B2	CCC+
	3,744,684	Term Loan, 4.450%, maturing May 28, 2013			1,678,865
		CBR Fashion Holding	NR	NR
EUR	750,000	Term Loan, 5.517%, maturing July 20, 2015			629,046
EUR	690,000	Term Loan, 5.767%, maturing July 20, 2016			578,722
		Dollar General Corporation	B1	B+
$7,000,000		Term Loan, 5.271%, maturing July 06, 2014			5,432,000
		Dollarama Group, L.P.	Ba1	BB-
	5,295,469	Term Loan, 5.170%, maturing November 18, 2011			4,103,988
		General Nutrition Centers, Inc.	B1	B-
	4,728,000	Term Loan, 6.188%, maturing September 16, 2013			3,191,400
		Guitar Center, Inc.	B3	B-
	5,200,000	Term Loan, 4.940%, maturing October 09, 2014			2,483,000
		Harbor Freight Tools USA, Inc.	B1	B+
	7,280,747	Term Loan, 9.750%, maturing July 15, 2010			4,368,448
		Michaels Stores, Inc.	B2	B
	5,620,940	Term Loan, 4.337%, maturing October 31, 2013			2,824,522
		Nebraska Book Company, Inc.	Ba3	B
	3,317,802	Term Loan, 6.380%, maturing March 04, 2011			1,990,681

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Retail Stores (continued)
		Neiman Marcus Group, Inc.	Ba3	BB+
$4,493,249		Term Loan, 4.565%, maturing April 06, 2013			$2,851,106
		Oriental Trading Company, Inc.	B3	B
2,382,774		Term Loan, 4.871%, maturing July 31, 2013			1,366,123
		Petco Animal Supplies, Inc.	B1	BB-
5,035,312		Term Loan, 5.532%, maturing October 26, 2013			3,434,083
		Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726	Term Loan, 8.258%, maturing September 22, 2014			1,347,968
GBP	1,545,301	Term Loan, 8.758%, maturing September 22, 2015			1,289,214
		Rite Aid	B2	B+
$4,975,000		Term Loan, 5.014%, maturing June 04, 2014			3,420,313
400,000		Term Loan, 6.000%, maturing June 04, 2014			278,000
		Sally Holding, LLC	B2	BB-
2,680,076		Term Loan, 4.189%, maturing November 16, 2013			2,004,196
		Sports Authority	B2	B-
2,932,500		Term Loan, 6.012%, maturing May 03, 2013			2,038,088
		Toys “R” Us, Inc.	B2	BB-
1,368,159		Term Loan, 5.724%, maturing July 19, 2012			854,611
		Vivarte	NR	NR
EUR	2,500,000	Term Loan, 6.249%, maturing June 28, 2015			1,360,000
EUR	2,500,000	Term Loan, 6.749%, maturing June 28, 2016			1,360,000
					50,337,249
Telecommunications Equipment: 1.3%
		CommScope, Inc.	Ba3	BB-
$994,987		Term Loan, 5.877%, maturing December 27, 2014			741,266
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	5,357,312	Term Loan, 7.665%, maturing December 01, 2014			6,428,857
		Sorenson Communications, Inc.	Ba2	B
$1,710,849		Term Loan, 4.000%, maturing August 16, 2013			1,439,251
					8,609,374
Textiles & Leather: 0.1%
		Targus Group, Inc.	B2	B
1,780,951		Term Loan, 6.340%, maturing November 22, 2012			881,571
					881,571
Utilities: 8.3%
		Boston Generating, LLC	B1	B-
1,062,345		Term Loan, 6.012%, maturing December 20, 2013			613,504
5,304,793		Term Loan, 6.012%, maturing December 20, 2013			3,063,518
1,794,089		Term Loan, 6.012%, maturing December 20, 2013			1,036,086
		Calpine Corporation	B2	B+
1,957,500		Revolver, 4.109%, maturing March 29, 2014			1,321,313
8,639,175		Term Loan, 6.645%, maturing March 29, 2014			6,095,249
		Coleto Creek WLE, L.P.	B1	BB-
750,000		Revolver, 1.053%, maturing June 30, 2011			517,500
764,331		Term Loan, 6.512%, maturing June 28, 2013			554,140
5,161,025		Term Loan, 6.512%, maturing June 28, 2013			3,741,743
		FirstLight Power Resources, Inc.	B1	B+
2,635,312		Term Loan, 5.750%, maturing November 01, 2013			2,016,014
906,823		Term Loan, 6.313%, maturing November 01, 2013			693,719
		FirstLight Power Resources, Inc.	B3	CCC+
610,514		Term Loan, 7.711%, maturing May 01, 2014			457,886
		Infrastrux Group, Inc.	B2	B
4,193,446		Term Loan, 5.686%, maturing November 03, 2012			3,512,011
		MACH Gen, LLC	B2	B+
263,910		Term Loan, 5.762%, maturing February 22, 2013			243,061
2,502,702		Term Loan, 4.196%, maturing February 22, 2014			2,304,989
		NRG Energy, Inc.	Ba1	BB
4,161,075		Term Loan, 5.262%, maturing February 01, 2013			3,484,900

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Utilities (continued)
		NSG Holdings, LLC	Ba2	BB
$244,898		Term Loan, 4.320%, maturing June 15, 2014			$183,673
	1,783,638	Term Loan, 4.320%, maturing June 15, 2014			1,337,728
		Texas Competitive Electric Holdings Company, LLC	Ba3	B+
	6,787,665	Term Loan, 5.278%, maturing October 14, 2014			4,631,638
	2,229,981	Term Loan, 5.283%, maturing October 14, 2014			1,517,781
	2,935,038	Term Loan, 5.547%, maturing October 14, 2014			2,001,329
		TPF Generation Holdings, LLC	Ba3	BB-
	1,164,934	Revolver, 5.762%, maturing December 15, 2013			987,281
	2,413,428	Term Loan, 5.762%, maturing December 15, 2013			2,045,380
	1,284,619	Term Loan, 5.762%, maturing December 15, 2013			1,088,715
		TPF Generation Holdings, LLC	B3	B-
	2,000,000	Term Loan, 8.012%, maturing December 15, 2014			1,270,000
		Viridian Group, PLC	NR	NR
GBP	1,320,000	Term Loan, 7.687%, maturing December 19, 2012			1,588,257
EUR	1,310,694	Term Loan, 7.928%, maturing December 19, 2012			1,299,191
		Wolf Hollow I, L.P.	B2	B+
$850,000		Term Loan, 2.471%, maturing June 22, 2012			616,250
	3,400,000	Term Loan, 1.336%, maturing June 22, 2012			2,380,000
	3,955,982	Term Loan, 6.012%, maturing June 22, 2012			2,769,186
					53,372,042
		Total Senior Loans
		(Cost $1,321,519,698)			813,122,508
OTHER CORPORATE DEBT: 0.4%
Automobile: 0.4%
		Avis Budget Car Rental	Ba3	B-
	750,000	Floating Rate Note, 7.521%, maturing May 15, 2014			165,000
		Navistar International Corporation	NR	NR
	1,200,000	Unsecured Term Loan, 5.683%, maturing January 19, 2012			663,000
	3,300,000	Unsecured Term Loan, 4.686%, maturing January 19, 2012			1,823,250
		Total Other Corporate Debt
		(Cost $5,250,000)			2,651,250

EQUITIES AND OTHER ASSETS: 0.0%

	Description		Market Value USD
(@), (R)	Decision One Corporation (463,664 Common Shares)		$—
(@), (R)	Norwood Promotional Products, Inc. (80,087 Common Shares)		—
(@), (R)	Norwood Promotional Products, Inc. (Contingent Value Rights)		—
(@), (R)	Safelite Realty Corporation (30,003 Common Shares)		240,024
	Total for Equities and Other Assets
	(Cost $677,582)		240,024
	Total Investments
	(Cost $1,327,447,280)**	126.5%	$816,013,782
	Other Assets and Liabilities - Net	(26.5)	(171,128,340)
	Net Assets	100.0%	$644,885,442

(1)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(2)	Loan is on non-accrual basis.
(3)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
**	For Federal Income Tax purposes cost of investments is $1,327,811,013.
	Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$253,662
	Gross Unrealized Depreciation	(512,050,893)
	Net Unrealized Depreciation	$(511,797,231)

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

At November 30, 2008 the following forward foreign currency contracts were outstanding for ING Senior Income Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation
			USD
Australian Dollar
AUD 7,900,000	Sell	12/15/08	$5,418,627	$5,167,893	$250,734
Australian Dollar
AUD 5,200,000	Sell	01/15/09	3,396,120	3,396,003	117
Euro
EUR 28,600,000	Sell	12/15/08	38,978,864	36,339,236	2,639,628
Euro
EUR 25,900,000	Sell	01/15/09	32,371,115	32,899,370	(528,255)
British Pound Sterling
GBP 8,190,000	Sell	12/15/08	14,217,021	12,620,902	1,596,119
British Pound Sterling
GBP 7,900,000	Sell	01/15/09	12,129,219	12,315,204	(185,985)
Sweden Kronor
SEK 16,630,000	Sell	12/15/08	2,345,723	2,052,486	293,237
Sweden Kronor
SEK 15,330,000	Sell	01/15/09	1,889,327	1,891,703	(2,376)
			$110,746,016	$106,682,797	$4,063,219

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2008 (Unaudited) (continued)

The following table summarizes the inputs used as of November 30, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	797,075,849	4,063,219
Level 3- Significant Unobservable Inputs	18,937,933	—
Total	$816,013,782	$4,063,219

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 02/29/08	$19,191,844	$—
Net purchases/sales	6,354,554	—
Total realized and unrealized gain (loss)	(9,164,321)	—
Accrued Discounts/(Premiums)	2,555,856	—
Transfers in and/or out of Level 3	—	—
Balance at 11/30/08	$18,937,933	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2009